Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
July 31, 2024
SCC-NPRT1-0924
1.9906194.101
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	74,566	5,263,614
Liberty Latin America Ltd. Class C (a)	128,270	1,359,662
		6,623,276
Entertainment - 0.4%
IMAX Corp. (a)(b)	193,391	4,080,550
Interactive Media & Services - 1.1%
IAC, Inc. (a)	56,991	3,009,695
QuinStreet, Inc. (a)	291,696	5,454,715
Ziff Davis, Inc. (a)	72,115	3,452,866
		11,917,276
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	366,637	3,329,064
TOTAL COMMUNICATION SERVICES		25,950,166
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 1.2%
Gentherm, Inc. (a)	56,925	3,141,122
LCI Industries	49,458	5,771,254
Patrick Industries, Inc.	30,340	3,885,340
		12,797,716
Broadline Retail - 0.3%
Global-e Online Ltd. (a)(b)	89,465	3,070,439
Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc. (a)	46,764	3,666,765
European Wax Center, Inc. (a)(b)	353,683	3,321,083
Grand Canyon Education, Inc. (a)	49,074	7,653,090
Laureate Education, Inc.	183,132	2,838,546
OneSpaWorld Holdings Ltd.	362,156	5,827,090
		23,306,574
Hotels, Restaurants & Leisure - 1.2%
Aramark	191,699	6,569,525
Noodles & Co. Class A (a)	19,084	33,206
Red Rock Resorts, Inc.	104,920	5,980,440
		12,583,171
Household Durables - 1.5%
Cavco Industries, Inc. (a)	17,362	7,198,632
LGI Homes, Inc. (a)	43,569	5,013,485
SharkNinja, Inc.	57,378	4,409,499
		16,621,616
Leisure Products - 0.5%
Brunswick Corp.	67,120	5,466,924
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	103,277	5,584,187
Advance Auto Parts, Inc.	59,589	3,773,771
America's Car Mart, Inc. (a)	56,585	3,918,511
Boot Barn Holdings, Inc. (a)	49,823	6,650,374
Camping World Holdings, Inc. (b)	217,532	4,977,132
Murphy U.S.A., Inc.	11,561	5,837,380
		30,741,355
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc.	7,164	245,582
TOTAL CONSUMER DISCRETIONARY		104,833,377
CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	11,806	3,308,159
Primo Water Corp.	232,838	5,106,137
		8,414,296
Consumer Staples Distribution & Retail - 0.4%
Performance Food Group Co. (a)	70,198	4,843,662
Food Products - 0.9%
SunOpta, Inc. (a)	224,391	1,189,272
The Simply Good Foods Co. (a)	143,186	4,856,869
TreeHouse Foods, Inc. (a)	99,145	3,993,561
		10,039,702
Household Products - 0.4%
Energizer Holdings, Inc.	129,420	3,984,842
TOTAL CONSUMER STAPLES		27,282,502
ENERGY - 6.5%
Energy Equipment & Services - 3.1%
Cactus, Inc. Class A	141,248	8,915,574
Liberty Energy, Inc. Class A	381,370	9,210,086
National Energy Services Reunited Corp. (a)	176,526	1,717,598
Oceaneering International, Inc. (a)	248,183	7,450,454
TechnipFMC PLC	230,780	6,808,010
		34,101,722
Oil, Gas & Consumable Fuels - 3.4%
California Resources Corp.	78,037	4,014,223
Chord Energy Corp.	37,811	6,490,636
Civitas Resources, Inc.	86,085	6,005,290
Golar LNG Ltd.	159,185	5,555,557
Northern Oil & Gas, Inc.	146,153	6,312,348
Range Resources Corp.	82,086	2,563,546
Sitio Royalties Corp.	197,457	4,808,078
Uranium Energy Corp. (a)(b)	290,755	1,724,177
		37,473,855
TOTAL ENERGY		71,575,577
FINANCIALS - 19.7%
Banks - 10.5%
Associated Banc-Corp.	130,125	2,990,273
BOK Financial Corp.	46,766	4,809,415
Byline Bancorp, Inc.	161,747	4,537,003
Cadence Bank	339,722	11,166,659
Camden National Corp.	5,723	238,535
ConnectOne Bancorp, Inc.	126,127	3,054,796
Eastern Bankshares, Inc.	511,677	8,514,305
First Foundation, Inc.	48,427	338,989
First Interstate Bancsystem, Inc.	313,007	9,881,631
First Northwest Bancorp	600	6,126
FNB Corp., Pennsylvania	451,606	6,927,636
Fulton Financial Corp.	145,112	2,810,819
Glacier Bancorp, Inc. (b)	110,647	4,947,027
Independent Bank Corp.	163,865	5,684,477
Independent Bank Group, Inc.	127,334	7,520,346
Pinnacle Financial Partners, Inc.	53,679	5,170,361
Popular, Inc.	1,463	150,148
United Community Bank, Inc.	233,589	7,229,580
Univest Corp. of Pennsylvania	14,937	413,008
Webster Financial Corp.	163,667	8,121,157
Western Alliance Bancorp.	123,698	9,952,741
Wintrust Financial Corp.	94,919	10,270,236
		114,735,268
Capital Markets - 3.7%
P10, Inc. Class A	418,983	4,177,261
Patria Investments Ltd.	108,689	1,414,044
Perella Weinberg Partners Class A	299,761	5,665,483
Piper Sandler Cos.	32,775	8,956,752
PJT Partners, Inc. Class A (b)	46,491	6,180,514
StepStone Group, Inc. Class A	148,870	7,482,206
Stifel Financial Corp.	72,477	6,426,536
		40,302,796
Consumer Finance - 0.9%
FirstCash Holdings, Inc.	84,250	9,402,300
Financial Services - 3.0%
AvidXchange Holdings, Inc. (a)	248,858	2,224,791
Cannae Holdings, Inc.	170,729	3,433,360
Essent Group Ltd.	120,416	7,566,941
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	17,129	3,532,342
Flywire Corp. (a)	246,408	4,511,730
NMI Holdings, Inc. Class A (a)	174,861	6,880,780
Walker & Dunlop, Inc.	44,776	4,786,554
		32,936,498
Insurance - 1.6%
Selective Insurance Group, Inc.	43,885	3,963,693
The Baldwin Insurance Group, Inc. Class A, (a)	144,478	6,319,468
TWFG, Inc.	75,950	1,918,497
White Mountains Insurance Group Ltd. (b)	3,292	5,879,512
		18,081,170
TOTAL FINANCIALS		215,458,032
HEALTH CARE - 15.5%
Biotechnology - 8.5%
AnaptysBio, Inc. (a)	127,452	4,440,428
Apellis Pharmaceuticals, Inc. (a)	78,419	3,105,392
Apogee Therapeutics, Inc.	7,433	361,987
Arcellx, Inc. (a)	75,153	4,645,207
Arrowhead Pharmaceuticals, Inc. (a)	127,507	3,641,600
Astria Therapeutics, Inc. (a)	169,489	1,979,632
Autolus Therapeutics PLC ADR (a)	712,335	3,340,851
Blueprint Medicines Corp. (a)	68,441	7,412,160
Celldex Therapeutics, Inc. (a)	138,528	5,279,302
Cogent Biosciences, Inc. (a)	328,555	3,098,274
Crinetics Pharmaceuticals, Inc. (a)	117,245	6,228,054
Cytokinetics, Inc. (a)	83,451	4,924,444
Dianthus Therapeutics, Inc. (a)(b)	21,500	640,270
Insmed, Inc. (a)	81,318	5,915,885
Janux Therapeutics, Inc. (a)	11,037	448,102
Keros Therapeutics, Inc. (a)	75,711	3,797,664
Madrigal Pharmaceuticals, Inc. (a)(b)	19,982	5,688,076
Merus BV (a)	52,474	2,783,221
Moonlake Immunotherapeutics Class A (a)(b)	72,905	3,036,493
Repligen Corp. (a)	23,034	3,854,740
Spyre Therapeutics, Inc. (a)	53,131	1,461,103
Vaxcyte, Inc. (a)	110,466	8,714,663
Viridian Therapeutics, Inc. (a)	112,799	1,900,663
Xenon Pharmaceuticals, Inc. (a)	119,816	5,167,664
Zentalis Pharmaceuticals, Inc. (a)	194,888	758,114
		92,623,989
Health Care Equipment & Supplies - 3.2%
Glaukos Corp. (a)	62,240	7,292,661
Inspire Medical Systems, Inc. (a)	23,489	3,313,123
iRhythm Technologies, Inc. (a)(b)	57,098	4,924,703
Masimo Corp. (a)	39,094	4,182,276
Merit Medical Systems, Inc. (a)	82,976	7,077,023
TransMedics Group, Inc. (a)	56,807	8,081,364
ViewRay, Inc. (a)	34,227	0
		34,871,150
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	62,818	4,073,747
Guardant Health, Inc. (a)	83,549	2,935,076
LifeStance Health Group, Inc. (a)	484,865	2,671,606
Surgery Partners, Inc. (a)	214,469	6,511,279
The Ensign Group, Inc.	58,849	8,282,997
		24,474,705
Life Sciences Tools & Services - 0.2%
Fortrea Holdings, Inc. (a)	86,620	2,389,846
Pharmaceuticals - 1.4%
Arvinas Holding Co. LLC (a)	183,422	5,045,939
Axsome Therapeutics, Inc. (a)(b)	66,102	5,771,366
Enliven Therapeutics, Inc. (a)(b)	131,789	3,476,594
Structure Therapeutics, Inc. ADR (a)	28,657	1,071,485
		15,365,384
TOTAL HEALTH CARE		169,725,074
INDUSTRIALS - 16.3%
Aerospace & Defense - 2.0%
AerSale Corp. (a)(b)	272,091	1,833,893
Cadre Holdings, Inc.	172,160	6,318,272
Kratos Defense & Security Solutions, Inc. (a)	270,568	6,098,603
Spirit AeroSystems Holdings, Inc. Class A (a)	122,601	4,444,286
V2X, Inc. (a)	71,678	3,736,574
		22,431,628
Building Products - 2.1%
AAON, Inc.	37,006	3,276,141
AZZ, Inc.	64,555	5,161,818
Tecnoglass, Inc.	83,212	4,477,638
The AZEK Co., Inc. Class A, (a)	65,769	2,952,370
UFP Industries, Inc.	57,824	7,628,720
		23,496,687
Commercial Services & Supplies - 1.9%
ACV Auctions, Inc. Class A (a)	215,983	3,688,990
Brady Corp. Class A	31,928	2,286,364
The Brink's Co.	98,091	10,789,029
VSE Corp.	42,345	3,768,282
		20,532,665
Construction & Engineering - 2.4%
Bowman Consulting Group Ltd. (a)(b)	121,446	4,338,051
Centuri Holdings, Inc. (b)	156,197	2,578,812
Comfort Systems U.S.A., Inc.	3,898	1,295,773
Construction Partners, Inc. Class A (a)	82,053	5,304,726
IES Holdings, Inc. (a)	33,121	5,099,640
Sterling Construction Co., Inc. (a)	60,168	7,001,148
Valmont Industries, Inc.	3,700	1,103,932
		26,722,082
Electrical Equipment - 0.8%
Fluence Energy, Inc. (a)(b)	149,771	2,453,249
Nextracker, Inc. Class A (a)	121,868	5,988,594
		8,441,843
Ground Transportation - 0.1%
Proficient Auto Logistics, Inc.	45,955	925,993
Machinery - 2.2%
Chart Industries, Inc. (a)	40,212	6,477,349
Crane Co.	34,618	5,553,420
Hillenbrand, Inc.	103,259	4,567,146
Terex Corp.	116,359	7,360,870
		23,958,785
Professional Services - 2.8%
Concentrix Corp.	32,561	2,295,551
CRA International, Inc.	38,450	6,721,060
ICF International, Inc.	41,959	6,172,169
Maximus, Inc.	29,402	2,731,152
TrueBlue, Inc. (a)	232,086	2,773,428
Verra Mobility Corp. (a)	147,400	4,441,162
WNS Holdings Ltd.	88,790	5,290,108
		30,424,630
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	49,061	10,704,620
FTAI Aviation Ltd.	69,526	7,748,673
Xometry, Inc. (a)(b)	207,121	3,030,180
		21,483,473
TOTAL INDUSTRIALS		178,417,786
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.7%
Ciena Corp. (a)	29,334	1,547,075
Lumentum Holdings, Inc. (a)	132,141	6,842,261
		8,389,336
Electronic Equipment, Instruments & Components - 2.1%
Advanced Energy Industries, Inc.	44,876	5,222,220
Belden, Inc.	63,103	5,849,017
Crane NXT Co.	69,635	4,378,649
Napco Security Technologies, Inc.	137,972	7,700,217
		23,150,103
IT Services - 0.9%
ASGN, Inc. (a)	80,219	7,594,333
Perficient, Inc. (a)	27,701	2,088,932
		9,683,265
Semiconductors & Semiconductor Equipment - 5.3%
AEHR Test Systems (a)	61,550	1,161,449
Allegro MicroSystems LLC (a)	149,111	3,584,628
Cirrus Logic, Inc. (a)	48,154	6,283,134
Diodes, Inc. (a)	73,626	5,757,553
Ichor Holdings Ltd. (a)	171,418	5,828,212
Impinj, Inc. (a)	2,941	468,472
MACOM Technology Solutions Holdings, Inc. (a)	41,733	4,211,694
MKS Instruments, Inc.	27,113	3,413,527
Nova Ltd. (a)	21,644	4,468,837
Onto Innovation, Inc. (a)	27,739	5,306,471
Silicon Motion Tech Corp. sponsored ADR	43,806	3,041,889
SMART Global Holdings, Inc. (a)	242,538	5,675,389
Synaptics, Inc. (a)	55,069	4,808,625
Ultra Clean Holdings, Inc. (a)	92,049	3,982,040
		57,991,920
Software - 4.1%
Agilysys, Inc. (a)	18,150	2,034,434
BlackLine, Inc. (a)	94,478	4,489,595
Cellebrite DI Ltd. (a)	212,989	2,917,949
Five9, Inc. (a)	72,266	3,219,450
Onestream, Inc.	1,500	41,775
PROS Holdings, Inc. (a)	185,365	4,467,297
Rapid7, Inc. (a)	130,408	5,130,251
Telos Corp. (a)	41,756	179,551
Tenable Holdings, Inc. (a)	199,037	9,139,779
Varonis Systems, Inc. (a)	160,252	8,834,693
Workiva, Inc. (a)	55,616	4,102,792
		44,557,566
TOTAL INFORMATION TECHNOLOGY		143,772,190
MATERIALS - 4.4%
Chemicals - 1.5%
Element Solutions, Inc.	157,879	4,254,839
Quaker Chemical Corp. (b)	25,466	4,623,862
The Chemours Co. LLC	136,315	3,294,734
Tronox Holdings PLC	269,812	4,360,162
		16,533,597
Construction Materials - 0.5%
Eagle Materials, Inc.	21,773	5,928,788
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	170,910	5,144,391
Metals & Mining - 1.9%
ATI, Inc. (a)	91,034	6,163,912
Carpenter Technology Corp.	43,576	6,356,431
Commercial Metals Co.	76,520	4,598,852
Constellium NV (a)	169,181	3,013,114
Warrior Metropolitan Coal, Inc.	9,662	667,741
		20,800,050
TOTAL MATERIALS		48,406,826
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Apple Hospitality (REIT), Inc.	287,370	4,250,202
Armada Hoffler Properties, Inc. Class A,	327,139	3,886,411
Douglas Emmett, Inc. (b)	347,707	5,594,606
Four Corners Property Trust, Inc.	222,157	6,029,341
LXP Industrial Trust (REIT)	628,065	6,469,070
Outfront Media, Inc.	250,136	4,057,206
Plymouth Industrial REIT, Inc.	224,838	5,378,125
Postal Realty Trust, Inc. Class A	115,366	1,725,875
SITE Centers Corp.	364,250	5,627,663
Urban Edge Properties	316,277	6,420,423
		49,438,922
Real Estate Management & Development - 1.7%
Cushman & Wakefield PLC (a)	645,191	8,458,454
Jones Lang LaSalle, Inc. (a)	24,439	6,131,745
LandBridge Co. LLC	108,242	3,568,739
		18,158,938
TOTAL REAL ESTATE		67,597,860
UTILITIES - 2.2%
Electric Utilities - 0.9%
Allete, Inc.	108,652	7,008,054
IDACORP, Inc.	28,073	2,744,136
		9,752,190
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	176,329	6,859,198
New Jersey Resources Corp.	91,913	4,296,933
Southwest Gas Holdings, Inc.	37,907	2,811,183
		13,967,314
TOTAL UTILITIES		23,719,504
TOTAL COMMON STOCKS (Cost $1,001,461,470)		1,076,738,894

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	18,621,841	18,625,566
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	42,217,263	42,221,485
TOTAL MONEY MARKET FUNDS (Cost $60,847,051)		60,847,051

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,062,308,521)	1,137,585,945
NET OTHER ASSETS (LIABILITIES) - (4.0)% (e)	(43,246,967)
NET ASSETS - 100.0%	1,094,338,978

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	78	Sep 2024	8,864,700	876,253	876,253

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $530,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,372,606	257,648,329	245,395,346	267,566	(23)	-	18,625,566	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,092,250	57,967,934	26,838,699	16,519	-	-	42,221,485	0.2%
Total	17,464,856	315,616,263	272,234,045	284,085	(23)	-	60,847,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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